Amounts reclassified from AOCI by component (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts reclassified from AOCI by component
Unrealized gains (losses) on available-for-sale securities	$ 829	$ 2,294	$ 1,458
Tax (expense) benefit on Unrealized gains (losses) on available-for-sale securities	(319)	(883)	(561)
Net reclassified amount on Unrealized gains (losses) on available-for-sale securities	510	1,411	897
Amortization of defined benefit pension items Actuarial gains (losses)	(190)		205
Tax (expense) benefit on Actuarial gains (losses)	73		(79)
Net reclassified amount on Actuarial gains (losses)	(117)		126
Total reclassifications out of AOCI	$ 393	$ 1,411	$ 1,023